General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General And Administrative Expense [Abstract]
Payroll, salaries and associated expenses	$ 16,526	$ 8,238	$ 4,766
Professional services	4,120	2,942	1,912
Office and maintenance	1,963	965	479
Depreciation	1,705	1,054	641
Management and director fees	819	739	448
Others	3,606	1,631	772
Total	$ 28,739	$ 15,569	$ 9,018